Leases (Details Narrative)		6 Months Ended
	Oct. 08, 2021 USD ($) ft²	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Weighted-average remaining lease term		2 years 6 months	1 year 6 months
Weighted-average discount rate		4.80%		4.70%
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	$ 71,624
Area of office space leased | ft²	27,147
Prepaid total rent	$ 358,120